SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Mother Earth Storehouse and Greens Natural Foods [Member]
Business Acquisition [Line Items]
Sales			$ 54,846,023	$ 60,773,310
Net loss			$ (790,119)	$ 1,803,584
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Sales	$ 13,869,931	$ 26,776,815
Net loss	$ (699,919)	$ (1,385,177)